Financial assets at fair value through the income statement (Tables) - Financial assets at fair value through the income statement [member]	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets designated at fair value
	Barclays Bank Group
	2018	2017
	£m	£m
Loans and advances	1,387	11,037
Debt securities	3,855	15
Equity securities	-	4,671
Reverse repurchase agreements and other similar secured lending	106	100,040
Other financial assets	-	519
Financial assets designated at fair value	5,348	116,282

Loans and advances	14,257	-
Debt securities	660	-
Equity securities	5,172	-
Reverse repurchase agreements and other similar secured lending	119,285	-
Other financial assets	528	-
Financial assets mandatorily at fair value	139,902	-
Total	145,250	116,282

Credit risk of loans and advances designated at fair value and related credit derivatives

Credit risk of loans and advances designated at fair value and related credit derivatives

The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition together with the amount by which related credit derivatives mitigate this risk:

	Barclays Bank Group
	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2018	2017	2018	2017	2018	2017
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	1,387	11,037	2	10	(8)	2
Value mitigated by related credit derivatives	-	256	-	1	-	(12)